Note 5 - Impairment charge (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Growth rate used in current estimate of value in use		2.00%
Impairment charge		$ 57,075	$ 622,402	$ 0
Tubes [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge			582,000
Bottom of range [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate used in current estimate of value in use	10.90%	10.90%
Top of range [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Discount rate used in current estimate of value in use	18.80%	18.80%
OCTG (USA) [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge			225,000
IPSCO [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge			357,000
Coiled Tubing [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge			4,000
Rods USA [Member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge			$ 36,000
NKKTUBES [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge		$ 57,000
Carrying amount after impairment	$ 53	$ 53
NKKTUBES [member] | Tubes [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment charge	$ 57,000